FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  12/31/97

Is this a transition report?  N

Is this an amendment to a previous filing?  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A. Registrant  Name:  VARIABLE  ANNUITY ACCOUNT 1 SERIES ACCOUNT OF FIRST
     GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY B. File Number:  811-08183
     C. Telephone Number: 3036893822

2.A. Street:  8515 EAST ORCHARD ROAD
  B.    City:  ENGLEWOOD
  C.    State  COLORADO
  D.    Zip Code:  80111
  E.    Foreign Country:

3.    Is this the first filing on this form by Registrant? Y

4.    Is this the last filing on this form by Registrant?  N

5. Is Registrant a small a business investment company (SBIC)? N (If yes, complete only 89-110)

6. Is Registrant a unit investment trust (UIT)? Y (If yes, complete only 111 through 132)

111.      A.  Depositor Name: FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
     B.   File Number:  333-25269
     C.   City:  ALBANY             State:  NEW YORK Zip:  12205


114.      A. Principal Underwriter Name:  CHARLES SCHWAB & COMPANY, INC.
     B.    File Number:
     C.    City:  SANFRANCISCO     State:  CALIFORNIA             Zip:  94104

115.      A.  Independent Public Accountant Name:  DELOITTE & TOUCHE, LLP
     B.    City:  DENVER            State:  COLORADO          Zip:  80202

116.      FAMILY OF INVESTMENT COMPANIES INFORMATION:
         A.    Is Registrant part of a family of investment companies?  N

117. A. Is Registrant a separate account of an insurance company? Y B. Variable annuity contracts? Y C. Scheduled premium variable life contracts? N D. Flexible premium variable life contracts? N E. Other types of insurance products registered under the Securities Act of 1933? N

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933? 1

119. State the number of new series for which registration statement was under the Securities Act of 1933 became effective during the period. 0

120. State the total value of the portfolio series on the date of deposit for the new series include in item 119. N/A

121. State the number of series for which a current prospectus was in existence at the end of the period. 1

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period. 0

123.      -126.  N/A

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage f NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by echo such group of series during the current period (excluding distributions of realized gains, if any):

                                            Number of         Total Assets              Total Income
                                              Series            ($000's                  Distributions
                                            Investing            omitted)               ($000's omitted)

A.    U.S. Treasury direct issue                              $                         $
B.    U.S. Government agency                                  $                         $
C.    State and municipal tax-free                            $                         $
D.    Public utility debt                                     $                         $
E.    Brokers or dealers debt or
          debt of brokers' or dealers' parent                 $                         $
F.    All other corporate intermed. &
          long-term debt                                      $                         $
G.    All other corporate short term debt                     $                         $
H.    Equity securities of brokers or
          dealers or parents of brokers or dealers            $                         $
I.    Investment company equity securities                    $                         $
J.    All other equity securities                             $8,982                    $
K.    Other securities                                        $   57                    $
L.    Total assets of all series of registrant                $9,039                    $


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? N If answer is No go to item 131.

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted): $21


Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Englewood        State of: Colorado            Date:  February 9, 1998

Name of Registrant, Depositor, or Trustee: VARIABLE ANNUITY ACCOUNT 1 SERIES ACCOUNT OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


By:    /s/ Beverly A. Byrne                    Witness:  /s/ Susan R. Sellenberg
Beverly A. Byrne                                         Susan R. Sellenberg
Assistant Vice President and Associate Counsel           Legal Assistant I